Income Taxes (Reconciliation Of The Statutory Federal Income Tax Rate To The Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)	1.40%	1.30%	0.90%
Foreign income taxed at lower rate than U.S. statutory rate	(13.80%)	(10.20%)	(14.60%)
Resolution and expiration of statutes of limitation of uncertain tax positions	1.70%	(2.50%)	(1.10%)
Research and experimentation credits and other	0.90%	0.60%	2.70%
Effective income tax rate	25.20%	24.20%	22.90%